Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia Strategic New York Municipal Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,702		$ 10,142	$ 10,303	$ 10,198	$ 11,154	$ 11,331	$ 11,924	$ 9,796	$ 10,012	$ 11,533	$ 11,756
Columbia Strategic New York Municipal Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,407	10,524	10,356	11,291	11,415	11,954	9,775	9,945	11,406	11,579
Columbia Strategic New York Municipal Income Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,479	10,672	10,575	11,611	11,817	12,462	10,266	10,514	12,143	12,414
Columbia Strategic New York Municipal Income Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,471	10,678	10,580	11,621	11,829	12,481	10,282	10,536	12,168	12,441
Columbia Strategic New York Municipal Income Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,453	10,639	10,563	11,588	11,805	12,461	10,270	10,529	12,168	12,444
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Bloomberg New York Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg New York Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,383	$ 10,609	$ 10,515	$ 11,471	$ 11,729	$ 12,142	$ 10,615	$ 10,955	$ 12,053	$ 12,524